Foreign Currency Adjustments	11 Months Ended
Nov. 30, 2017
Pro Forma, Unaudited
Foreign Currency Adjustments

7.Foreign Currency Adjustments

The historical financial information of the SDA Mill was presented in Mexican Pesos. The historical financial information was translated from Mexican Pesos to US dollars using the following historical exchange rates:

Peso / US Dollar
Average exchange rate for the year ended December 31, 2016 (statement of operations)	$ 18.64
Average exchange rate for the nine months ended September 30, 2017 (statement of operations)	$ 18.81
Period end exchange rate as of November 30, 2017	$ 18.63